Document And Entity Information	Aug. 04, 2025
Document Information Line Items
Entity Central Index Key	0002073928
Document Type	S-1
Entity Registrant Name	M3-Brigade Acquisition VI Corp.
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Ex Transition Period	false